UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 1, 2012


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    132

Form 13F Information Table Value total: $559,886 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      245    10000 SH       SOLE                                      10000
3M Company                     COM              88579y101     1137    12742 SH       SOLE                                      12742
AT&T, Inc.                     COM              00206R102     5858   187579 SH       SOLE                                     187579
Abbott Laboratories            COM              002824100      476     7773 SH       SOLE                                       7773
Accenture Ltd                  COM              g1151c101    13765   213408 SH       SOLE                                     213408
AllState Corp.                 COM              020002101      322     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1937    62744 SH       SOLE                                      62744
American Express Co.           COM              025816109      500     8641 SH       SOLE                                       8641
American Int'l Group           COM              026874107      357    11565 SH       SOLE                                      11565
Amgen Inc.                     COM              031162100      907    13337 SH       SOLE                                      13337
Apache Corp.                   COM              037411105     9911    98677 SH       SOLE                                      98677
Apple Computer                 COM              037833100     1937     3230 SH       SOLE                                       3230
Automatic Data Processing      COM              053015103      300     5430 SH       SOLE                                       5430
BP Amoco LP                    COM              055622104      202     4500 SH       SOLE                                       4500
Banco LatinoAmericano          COM              P16994132    15917   754000 SH       SOLE                                     754000
BankAmerica Corp.              COM              060505104      136    14262 SH       SOLE                                      14262
Belo Corporation               COM              080555105      409    57000 SH       SOLE                                      57000
Berkshire Hath Cl B            COM              084670702      463     5700 SH       SOLE                                       5700
Berkshire Hathaway Cl A        COM              084670108     1341       11 SH       SOLE                                         11
Berkshire Hathaway Cl B        COM              084670702    50887   627070 SH       SOLE                                     627070
Berry Petroleum Cl A           COM              085789105     7305   155000 SH       SOLE                                     155000
Bristol Myers Squibb           COM              110122108     1281    37953 SH       SOLE                                      37953
Brookdale Sr Living Inc        COM              112463104     2672   142745 SH       SOLE                                     142745
Campbell Soup Co.              COM              134429109     4360   128800 SH       SOLE                                     128800
Caterpillar Inc.               COM              149123101     5295    49705 SH       SOLE                                      49705
Chevron Corp.                  COM              166764100     1888    17607 SH       SOLE                                      17607
Cisco Systems Inc.             COM              17275R102     5268   249083 SH       SOLE                                     249083
Coca Cola Co.                  COM              191216100     2690    36352 SH       SOLE                                      36352
Comcast Corp. Special Class A  COM              20030n200      776    26305 SH       SOLE                                      26305
Computer Sciences Corp.        COM              205363104      950    31729 SH       SOLE                                      31729
ConocoPhillips                 COM              20825c104      421     5540 SH       SOLE                                       5540
Corrections Corp Amer          COM              22025y407    19374   709418 SH       SOLE                                     709418
Covidien Ltd                   COM              g2554f113      386     7055 SH       SOLE                                       7055
Credo Petroleum                COM              225439207      358    35000 SH       SOLE                                      35000
DIRECTV Ser A                  COM              25490A101     1285    26042 SH       SOLE                                      26042
DJ STOXX 50 ETF Index          COM              78463x103      426    13308 SH       SOLE                                      13308
Darden  Restaurants, Inc.      COM              237194105      256     5000 SH       SOLE                                       5000
Dentsply Intl Inc              COM              249030107     1741    43390 SH       SOLE                                      43390
Dominion Resources, Inc.       COM              25746u109     1272    24847 SH       SOLE                                      24847
Duke Energy Corp.              COM              26441c105     3587   170730 SH       SOLE                                     170730
E. I. Dupont de Nemours & Co.  COM              263534109      276     5213 SH       SOLE                                       5213
Eaton Corp.                    COM              278058102      359     7210 SH       SOLE                                       7210
Exxon Mobil Corp.              COM              30231G102    16471   189906 SH       SOLE                                     189906
Fairfax Financial Hld          COM              303901102    69900   173627 SH       SOLE                                     173627
FedEx Corp.                    COM              31428X106     2871    31215 SH       SOLE                                      31215
Gannett Co. Inc.               COM              364730101     9292   606161 SH       SOLE                                     606161
General Electric Co.           COM              369604103     5509   274466 SH       SOLE                                     274466
General Mills Inc.             COM              370334104     1639    41534 SH       SOLE                                      41534
Google Inc Class A             COM              038259P50      257      401 SH       SOLE                                        401
HCA Holdings, Inc.             COM              40412C101     6872   277779 SH       SOLE                                     277779
HCC Ins Hldgs                  COM              404132102     4757   152609 SH       SOLE                                     152609
HCP Inc                        COM              40414L109     5367   136000 SH       SOLE                                     136000
Halliburton Inc.               COM              406216101     5829   175622 SH       SOLE                                     175622
HealthStream Inc.              COM              42222n103      315    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103      377    15800 SH       SOLE                                      15800
Home Depot Inc.                COM              437076102     3858    76680 SH       SOLE                                      76680
Honeywell International Inc.   COM              438516106      498     8150 SH       SOLE                                       8150
Intel Corp.                    COM              458140100     7953   282891 SH       SOLE                                     282891
International Business Machine COM              459200101    11122    53306 SH       SOLE                                      53306
J. P. Morgan Chase & Co. Inc.  COM              46625h100      462    10045 SH       SOLE                                      10045
Johnson & Johnson              COM              478160104     8017   121546 SH       SOLE                                     121546
Kraft Inc.                     COM              50075n104     9432   248135 SH       SOLE                                     248135
L-3 Communications             COM              502424104      297     4200 SH       SOLE                                       4200
Leucadia Natl Corp             COM              527288104     1451    55580 SH       SOLE                                      55580
Level 3 Commun                 COM              52729N308    15998   621756 SH       SOLE                                     621756
Liberty Media Corp.            COM              530322106      233     2648 SH       SOLE                                       2648
Loews Corp.                    COM              540424108    17528   439622 SH       SOLE                                     439622
Lowes Companies                COM              548661107     3505   111683 SH       SOLE                                     111683
McCormick                      COM              579780206      844    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     2710    27620 SH       SOLE                                      27620
Mead Johnson Nutrition         COM              582839106      466     5647 SH       SOLE                                       5647
Media General                  COM              584404107      102    19896 SH       SOLE                                      19896
Medtronic Inc.                 COM              585055106     3128    79807 SH       SOLE                                      79807
Merck & Company Inc.           COM              58933y105     4267   111126 SH       SOLE                                     111126
Microsoft Corp.                COM              594918104     6305   195470 SH       SOLE                                     195470
National Health Invstrs        COM              63633d104    14792   303241 SH       SOLE                                     303241
National Healthcare            COM              635906100     1056    23178 SH       SOLE                                      23178
Newmont Mining Corp            COM              651639106      748    14599 SH       SOLE                                      14599
News Corp. Ltd. Cl A           COM              65248e104      539    27370 SH       SOLE                                      27370
News Corp. Ltd. Cl B           COM              65248e203     2135   106910 SH       SOLE                                     106910
Novartis AG                    COM              66987v109      390     7040 SH       SOLE                                       7040
Oracle                         COM              68389x105      748    25652 SH       SOLE                                      25652
Overstock                      COM              690370101     3147   600580 SH       SOLE                                     600580
PHH Corp.                      COM              693320202      162    10500 SH       SOLE                                      10500
Pall Corp.                     COM              696429307     9946   166800 SH       SOLE                                     166800
Peabody Energy Corp            COM              704549104      692    23892 SH       SOLE                                      23892
Peoples United Financial       COM              712704105    14340  1083900 SH       SOLE                                    1083900
PepsiCo Inc.                   COM              713448108     1680    25324 SH       SOLE                                      25324
Pfizer Inc.                    COM              717081103      887    39150 SH       SOLE                                      39150
Philip Morris Intl             COM              718172109     6228    70284 SH       SOLE                                      70284
Pinnacle Airlines              COM              723443107       15    11000 SH       SOLE                                      11000
Procter & Gamble Co.           COM              742718109    10207   151866 SH       SOLE                                     151866
Regions Financial Corp.        COM              7591ep100      381    57824 SH       SOLE                                      57824
Republic Services Inc.         COM              760759100     6775   221711 SH       SOLE                                     221711
Roche Holdings                 COM              771195104     1958    45051 SH       SOLE                                      45051
SPDR Utilities Select          COM              81369Y886      892    25444 SH       SOLE                                      25444
Schlumberger Ltd.              COM              806857108     7663   109581 SH       SOLE                                     109581
Scripps Networks Interactive,  COM              811065101     1658    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     1707    46185 SH       SOLE                                      46185
Sigma Aldrich Corp.            COM              826552101      292     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      516    21338 SH       SOLE                                      21338
Syntroleum                     COM              871630109      923   956109 SH       SOLE                                     956109
Sysco Corp.                    COM              871829107     5876   196795 SH       SOLE                                     196795
TJX Companies, Inc.            COM              872540109      794    20000 SH       SOLE                                      20000
Target Corporation             COM              87612e106     1442    24751 SH       SOLE                                      24751
Tidewater Inc.                 COM              886423102     7403   137038 SH       SOLE                                     137038
Travelers Inc.                 COM              89417e109      908    15346 SH       SOLE                                      15346
US Bancorp                     COM              902973304      397    12525 SH       SOLE                                      12525
United Parcel Svc. Inc. CL B   COM              911312106     5152    63821 SH       SOLE                                      63821
United Technologies            COM              913017109     7197    86772 SH       SOLE                                      86772
UnitedHealth Group             COM              91324p102     2685    45558 SH       SOLE                                      45558
Vanguard Emerging Markets ETF  COM              922042858     1871    43046 SH       SOLE                                      43046
Vanguard Large-Cap Exchanged T COM              922908637      441     6845 SH       SOLE                                       6845
Vanguard Mid-Cap Exchange Trad COM              922908629      285     3489 SH       SOLE                                       3489
Vanguard Small-Cap VIPERs      COM              922908751      431     5480 SH       SOLE                                       5480
Verizon Communications         COM              92343v104     1766    46183 SH       SOLE                                      46183
Vodafone Group PLC ADS         COM              92857w209     6238   225444 SH       SOLE                                     225444
Vulcan Materials               COM              929160109      628    14700 SH       SOLE                                      14700
Wal-Mart Stores Inc.           COM              931142103     7149   116813 SH       SOLE                                     116813
Walt Disney Co.                COM              254687106     5623   128442 SH       SOLE                                     128442
Washington Post Co.            COM              939640108      937     2509 SH       SOLE                                       2509
Wells Fargo & Co.              COM              949746101     1538    45054 SH       SOLE                                      45054
Western Union                  COM              959802109     1128    64072 SH       SOLE                                      64072
White Mountain Ins             COM              G9618E107     2689     5359 SH       SOLE                                       5359
Yamana Gold                    COM              98462Y100      156    10000 SH       SOLE                                      10000
iShares FTSE China 25 Index Fu COM              464287184     2077    56650 SH       SOLE                                      56650
iShares MSCI Emerging Markets  COM              464287234      603    14046 SH       SOLE                                      14046
iShares MSCI Pacific Rim       COM              464286665     2807    64506 SH       SOLE                                      64506
iShares Russell 1000 Index ETF COM              464287622      460     5905 SH       SOLE                                       5905
iShares Russell Mid-Cap Index  COM              464287499      268     2419 SH       SOLE                                       2419
iShares S&P SmallCap 600 Index COM              464287804     3118    40860 SH       SOLE                                      40860
Natl Healthcare Cv Prf         PFD CV           635906209      480    33125 SH       SOLE                                      33125